Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Balanced Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Balanced Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Balanced Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Class A | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Balanced Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Balanced Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Balanced Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Balanced Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Balanced Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Balanced Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Columbia Balanced Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Balanced Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Balanced Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Balanced Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class A | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Balanced Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Balanced Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Balanced Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Class C | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Class C | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Balanced Fund - Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Balanced Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Balanced Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Balanced Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Balanced Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Balanced Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Columbia Balanced Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Balanced Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Balanced Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Balanced Fund - Class C | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class C | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Balanced Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Balanced Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Balanced Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Institutional Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Balanced Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Balanced Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Balanced Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Balanced Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Balanced Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Balanced Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Columbia Balanced Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Balanced Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Balanced Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Balanced Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Balanced Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Balanced Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Balanced Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Institutional 2 Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Institutional 2 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Balanced Fund - Institutional 2 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Balanced Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Balanced Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Balanced Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Balanced Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Balanced Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Columbia Balanced Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Balanced Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Balanced Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Balanced Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional 2 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Balanced Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Balanced Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Balanced Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Institutional 3 Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Institutional 3 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Balanced Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Balanced Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Balanced Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Balanced Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Balanced Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Balanced Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Columbia Balanced Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Balanced Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Balanced Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Balanced Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Institutional 3 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Balanced Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Balanced Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Balanced Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Class R | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Class R | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Balanced Fund - Class R | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Balanced Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Balanced Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Balanced Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Balanced Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Balanced Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Columbia Balanced Fund - Class R | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Balanced Fund - Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Class R | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Balanced Fund - Class R | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Class R | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Balanced Fund - Class R | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class R | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Balanced Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Balanced Fund - Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Balanced Fund - Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Class S | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class S | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Balanced Fund - Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Class S | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Balanced Fund - Class S | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Balanced Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Columbia Balanced Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Balanced Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Balanced Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Balanced Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Balanced Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Balanced Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Columbia Balanced Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Balanced Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Balanced Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Balanced Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Balanced Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Balanced Fund - Class S | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Balanced Fund - Class S | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Balanced Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%